UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2004

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Metropolitan Capital Advisors, Inc.
Address:              660 Madison Avenue, 20th Floor
                      New York, NY  10021


Form 13F File Number: 028-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Karen Finerman
Title:                President
Phone:                (212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman                 New York, NY                   5/14/04
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     63

Form 13F Information Table Value Total:     296,093
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                             FORM 13F INFORMATION TABLE
             NAME OF REPORTING MANAGER: METROPOLITAN CAPITAL ADVISORS, INC
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

  Item   1                     Item 2         Item 3     Item 4           Item 5         Item 6        Item 7        Item 8

                                                                                                                     Voting
  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

Advanced Medical Optics Inc.    COM          00763M108    6,349        260,200            SHARED-DEFINED         260,200
AK Steel Holding Corp           COM          001547108      468         79,700            SHARED-DEFINED          79,700
Altria Group Inc.               COM          02209S103    7,318        134,400     CALL   SHARED-DEFINED         134,400
AT&T Wireless Services Inc.     COM          00209A106   20,454      1,502,900     CALL   SHARED-DEFINED       1,502,900
AT&T Wireless Services Inc.     COM          00209A106    8,523        626,200     PUT    SHARED-DEFINED         626,200
AT&T Wireless Services Inc.     COM          00209A106      106          7,819            SHARED-DEFINED           7,819
B.F. Goodrich & Co              COM          382388106      872         31,080            SHARED-DEFINED          31,080
Bennett Environmental           COM          081906109    5,107        403,300            SHARED-DEFINED         403,300
Bombay Co Inc.                  COM          097924104      159         20,300            SHARED-DEFINED          20,300
ChevronTexaco Corp.             COM          166764100    1,352         15,400            SHARED-DEFINED          15,400
Clear Channel Comm Inc.         COM          184502102    7,987        188,600            SHARED-DEFINED         188,600
Comcast Corp                    CL.A         20030N101    3,707        128,895            SHARED-DEFINED         128,895
Corrections Corp.               COM          22025Y407    3,521         98,900            SHARED-DEFINED          98,900
Dade Behring Holdings Inc.      COM          23342J206    3,220         72,400            SHARED-DEFINED          72,400
Dana Corp.                      COM          235811106      312         15,700     CALL   SHARED-DEFINED          15,700
Devon Energy                    COM          25179M103    1,956         33,644            SHARED-DEFINED          33,644
Echostar Comm Corp              CL.A         278762109    5,063        154,600            SHARED-DEFINED         154,600
Echostar Comm Corp              SUB CONV     278762AG4   14,508     14,000,000 PRN        SHARED-DEFINED      14,000,000
First Data  Corp                COM          319963104    1,231         29,200            SHARED-DEFINED          29,200
FleetBoston Financial Corp      COM          339030108   14,799        329,600     CALL   SHARED-DEFINED         329,600
FleetBoston Financial Corp      COM          339030108    2,470         55,000            SHARED-DEFINED          55,000
FMC Technologies Inc            COM          30249U101      573         21,200            SHARED-DEFINED          21,200
Foot Locker Inc.                COM          344849104    2,281         88,400            SHARED-DEFINED          88,400
Fox Entertainment Grp Inc       CL.A         35138T107   10,238        377,800            SHARED-DEFINED         377,800
General Electric                COM          369604103    3,281        107,500     CALL   SHARED-DEFINED         107,500
Gray Television Inc.            COM          389375106    2,982        204,000            SHARED-DEFINED         204,000
Halliburton Co Hldg             COM          406216101   11,284        371,300            SHARED-DEFINED         371,300
Hayes Lemmerz International     COM          420781304    2,072        134,600            SHARED-DEFINED         134,600
HCA Inc.                        COM          404119109    4,094        100,800            SHARED-DEFINED         100,800
Hollinger Intl Inc.             CL.A         435569108    1,202         60,700     CALL   SHARED-DEFINED          60,700
Home Depot Inc.                 COM          437076102    6,025        161,260            SHARED-DEFINED         161,260
HSBC Holdings Plc               ADR          404280406    1,219         16,298            SHARED-DEFINED          16,298
Hudson Highland Group Inc.      COM          443792106    7,344        263,500            SHARED-DEFINED         263,500
Imperial Parking                COM          453077109    1,146         44,400            SHARED-DEFINED          44,400
IDEXX Labs                      COM          45168D104    3,412         60,000     PUT    SHARED-DEFINED          60,000
Kraft Foods                     CL.A         50075N104    4,661        145,600            SHARED-DEFINED         145,600
Merck                           COM          589331107    4,697        106,300     CALL   SHARED-DEFINED         106,300
Millennium Pharmaceutical       COM          599902103    2,044        120,944            SHARED-DEFINED         120,944
Nisource Inc                    COM          65473P105      799         37,600            SHARED-DEFINED          37,600
NII Holdings Inc.               CL.B         62913F201      863         24,594            SHARED-DEFINED          24,594
PAGE TOTAL:                                             179,700

Northrop Grumman Corp           COM          666807102    2,234         22,700            SHARED-DEFINED          22,700
Pacific Gas & Electric Co.      COM          69331C108    5,843        201,700            SHARED-DEFINED         201,700
Radio One Inc.                  CL.D NON VTG 75040P405    2,945        159,200            SHARED-DEFINED         159,200
Sprint Corp                     COM          852061100    4,584        248,700     CALL   SHARED-DEFINED         248,700
Sprint Corp                     COM SER 1    852061506    9,737      1,058,400            SHARED-DEFINED       1,058,400
Tenet Healthcare                COM          88033G100       67          6,000            SHARED-DEFINED           6,000
Tenet Healthcare                COM          88033G100    3,084        276,300     CALL   SHARED-DEFINED         276,300
Tenet Healthcare Corp.          COM          88033G100      626          5,500     PUT    SHARED-DEFINED           5,500
Tenneco Automotive Inc.         COM          880349105      963         75,900            SHARED-DEFINED          75,900
Tommy Hilfiger Corp             ORD          G8915Z102    4,145        243,800     CALL   SHARED-DEFINED         243,800
Tommy Hilfiger Corp             ORD          G8915Z102   14,131        831,250            SHARED-DEFINED         831,250
Tyco International Ltd.         COM          902124106   20,144        703,100     CALL   SHARED-DEFINED         703,100
Tyco International Ltd.         COM          902124106      304         10,600            SHARED-DEFINED          10,600
Union Planters Corp.            COM          908068109    5,928        198,600            SHARED-DEFINED         198,600
Unocal Corporation              COM          915289102    1,103         29,600            SHARED-DEFINED          29,600
USG Corp                        COM          903293405    5,383        307,800     CALL   SHARED-DEFINED         307,800
Viacom                          CL.B         925524308    9,469        241,500            SHARED-DEFINED         241,500
Viad Corp                       COM          92552R109    9,748        403,300            SHARED-DEFINED         403,300
Vodafone  PLC                   ADR          92857W100      557         23,300            SHARED-DEFINED          23,300
Walt Disney Co.                 COM          254687106    3,096        123,900     PUT    SHARED-DEFINED         123,900
Walt Disney Co.                 COM          254687106    7,137        285,600            SHARED-DEFINED         285,600
Winn-Dixie Stores Inc           COM          974280109    1,943        255,700            SHARED-DEFINED         255,700
Zimmer Holdings Inc             COM          98956P102    3,220         43,638            SHARED-DEFINED          43,638
PAGE TOTAL:                                             116,393
GRAND TOTAL:                                            296,093


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